UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Karsch Capital Management, LP

Address:  110 East 59th Street
          22nd Floor
          New York, NY 10022

13F File Number: 28-10078

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Michael A. Karsch
Title:  Principal
Phone:  (212) 507-9782


Signature, Place and Date of Signing:


/s/ Michael A. Karsch              New York, NY            5/13/05
---------------------------------  -------------         --------------
     [Signature]                  [City, State]            [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:           3

Form 13F Information Table Entry Total:     74
Form 13F Information Table Value Total:     $1,374,618.03
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.             Form 13F File Number            Name

1.              28-10580                        Karsch Associates, LLC
2.              28-10579                        Karsch Capital II, LP
3.              28-10586                        Karsch Capital, Ltd.
----          -------------------               ------------------------------

                                                    FORM 13F INFORMATION TABLE
                                                  KARSCH CAPITAL MANAGEMENT, L.P.
                                                         March 31, 2005

COLUMN 1                     COLUMN  2       COLUMN 3   COLUMN 4           COLUMN 5       COLUMN 6    COLUMN 7      COLUMN 8

                                                        MARKET
                             TITLE OF                   VALUE         SHRS OR   SH/ PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER               CLASS           CUSIP      (X$1000)      PRN AMT   PRN CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE
ACTIVISION INC NEW           COM NEW         004930202     34,791.81  2,350,798 SH           Sole      NONE    2,350,798  0    0
ADVANCED MEDICAL OPTICS INC  COM             00763m108      3,914.30    108,100 SH           Sole      NONE      108,100  0    0
AGERE SYS INC                CL B            00845v209         71.00     50,000 SH           Sole      NONE       50,000  0    0
ALAMOSA HOLDINGS INC         COM             011589108     44,148.78  3,783,100 SH           Sole      NONE    3,783,100  0    0
ALTRIA GROUP INC             COM             02209s103      9,015.97    137,880 SH           Sole      NONE      137,880  0    0
AMERICA MOVIL SA DE CV       SPON ADR L SHS  02364w105     10,423.20    202,000 SH           Sole      NONE      202,000  0    0
AMERICAN TOWER CORP          CLA             029912201     54,610.52  2,995,640 SH           Sole      NONE    2,995,640  0    0
AMR CORP                     COM             001765106      3,388.69    316,700 SH           Sole      NONE      316,700  0    0
ANNTAYLOR STORES CORP        COM             036115103     11,983.80    468,300 SH           Sole      NONE      468,300  0    0
BARRETT BILL CORP            COM             06846n104     11,795.28    408,000 SH           Sole      NONE      408,000  0    0
BISYS GROUP INC              COM             055472104      6,977.60    445,000 SH           Sole      NONE      445,000  0    0
BOEING CO                    COM             097023105     10,405.88    178,000 SH           Sole      NONE      178,000  0    0
CAREMARK RX INC              COM             141705103     10,501.92    264,000 SH           Sole      NONE      264,000  0    0
CINCINNATI BELL NEW          COM             171871106     26,773.30  6,299,600 SH           Sole      NONE    6,299,600  0    0
COMCAST CORP NEW             CL A SPL        20030n200     16,422.38    491,100 SH           Sole      NONE      491,100  0    0
CONOCOPHILLIPS               COM             20825c104     64,542.24    598,500 SH           Sole      NONE      598,500  0    0
COOPER CO INC                COM NEW         216648402     28,627.83    392,700 SH           Sole      NONE      392,700  0    0
COX RADIO INC                CL A            224051102      6,892.10    410,000 SH           Sole      NONE      410,000  0    0
CROWN HOLDINGS INC           COM             228368106     48,330.92  3,106,100 SH           Sole      NONE    3,106,100  0    0
DANA CORP                    COM             235811106        984.83     77,000 SH           Sole      NONE       77,000  0    0
DIGENE CORP                  COM             253752109        294.03     14,170 SH           Sole      NONE       14,170  0    0
DOW CHEM CO                  COM             260543103        385.84      7,740 SH           Sole      NONE        7,740  0    0
EXPRESS SCRIPTS INC          COM             302182100     10,462.80    120,000 SH           Sole      NONE      120,000  0    0
FEDERATED DEPT STORES INC DE COM             31410h101     29,198.03    458,800 SH           Sole      NONE      458,800  0    0
FIRST MARBLEHEAD CORP        COM             320771108     37,987.06    660,300 SH           Sole      NONE      660,300  0    0
FLOWSERVE CORP               COM             34354p105      4,915.30    190,000 SH           Sole      NONE      190,000  0    0
FREESCALE SEMICONDUCTOR INC  CL B            35687M206     19,192.35  1,112,600 SH           Sole      NONE    1,112,600  0    0
GENERAL MOTORS CORP          COM             370442105     11,168.20    380,000 SH           Sole      NONE      380,000  0    0
GOOGLE INC                   CL A            38259p508      7,310.66     40,500 SH           Sole      NONE       40,500  0    0
GTECH HOLDINGS CORP          COM             400518106      8,517.86    362,000 SH           Sole      NONE      362,000  0    0
HEWLETT PACKARD CO           COM             428236103     10,509.26    479,000 SH           Sole      NONE      479,000  0    0
HOUSEVALUES INC              COM             44183y102        956.08     76,000 SH           Sole      NONE       76,000  0    0
INGERSOLL-RAND COMPANY LTD   CL A            g4776g101      7,423.38     93,200 SH           Sole      NONE       93,200  0    0
INTERSIL CORP                CL A            46069S109     40,975.66  2,365,800 SH           Sole      NONE    2,365,800  0    0
INVITROGEN CORP              COM             46185r100     29,444.60    425,500 SH           Sole      NONE      425,500  0    0
ISHARES TR                   S &P IDX FD     464287101      1,992.62     35,500 SH           Sole      NONE       35,500  0    0
ITT EDUCATIONAL SERVICES INC COM             45068b109     20,525.20    423,200 SH           Sole      NONE      423,200  0    0
KB HOME                      COM             48666k109     16,820.27    143,200 SH           Sole      NONE      143,200  0    0
LAIDLAW INTERNATIONAL, INC.  COM             50730r102     61,899.76  2,975,950 SH           Sole      NONE    2,975,950  0    0
LAS VEGAS SANDS CORP         COM             517834107      1,500.30     33,340 SH           Sole      NONE       33,340  0    0
LAUREATE EDUCATION INC       COM             518613104     37,141.59    867,997 SH           Sole      NONE      867,997  0    0
LEHMAN BROTHERS HOLDINGS INC COM             524908100     34,622.63    367,700 SH           Sole      NONE      367,700  0    0
LEVEL 3 COMMUNICATIONS INC   COM             52729n100        875.50    425,000 SH           Sole      NONE      425,000  0    0
LOUISIANA PAC CORP           COM             546347105     19,893.28    791,300 SH           Sole      NONE      791,300  0    0
MEDCOHEALTH SOLUTIONS INC    COM             58405u102     16,952.94    342,000 SH           Sole      NONE      342,000  0    0
NASDAQ-100 TR                UNIT SER 1      631100104        215.76      5,900 SH           Sole      NONE        5,900  0    0
NETGEAR INC                  COM             64111q104     18,879.85  1,251,150 SH           Sole      NONE    1,251,150  0    0
NEXTEL COMMUNICATIONS INC    CL A            65332v103      7,465.93    262,700 SH           Sole      NONE      262,700  0    0
NII HOLDINGS INC             CL B NEW        62913f201      2,347.73     40,830 SH           Sole      NONE       40,830  0    0
NRG ENERGY INC               COM NEW         629377508     16,129.05    472,300 SH           Sole      NONE      472,300  0    0
NVIDIA CORP                  COM             67066G104     31,942.94  1,344,400 SH           Sole      NONE    1,344,400  0    0
OMNICARE INC                 COM             681904108     41,809.73  1,179,400 SH           Sole      NONE    1,179,400  0    0
OWENS-ILL INC                COM NEW         690768403     32,797.64  1,304,600 SH           Sole      NONE    1,304,600  0    0
P G & E CORP                 COM             69331c108      7,637.72    223,980 SH           Sole      NONE      223,980  0    0
PIONEER NAT RES CO           COM             723787107     12,042.77    281,900 SH           Sole      NONE      281,900  0    0
PRICE COMMUNICATIONS CORP    COM NEW         741437305     12,052.25    688,700 SH           Sole      NONE      688,700  0    0
REDBACK NETWORKS INC         COM NEW         757209507      1,164.31    194,700 SH           Sole      NONE      194,700  0    0
SIGMATEL INC                 COM             82661W107     19,950.19    533,000 SH           Sole      NONE      533,000  0    0
SPRINT CORP                  COM FON         852061100     24,602.24  1,081,417 SH           Sole      NONE    1,081,417  0    0
STANDARD PAC CORP            COM             85375c101     30,298.14    419,700 SH           Sole      NONE      419,700  0    0
STORAGE TECHNOLOGY CORP      COM PAR $0.10   862111200     20,368.04    661,300 SH           Sole      NONE      661,300  0    0
TAKE-TWO INTERACTIVESOFTWRE  COM             874054109      9,618.60    246,000 SH           Sole      NONE      246,000  0    0
TELLABS INC                  COM             879664100      3,650.00    500,000 SH           Sole      NONE      500,000  0    0
TITAN CORP                   COM             888266103     11,767.68    648,000 SH           Sole      NONE      648,000  0    0
TIFFANY & CO                 COM             886547108      5,592.24    162,000 SH           Sole      NONE      162,000  0    0
TYCO INT LTD                 COM             902124106     48,635.50  1,438,920 SH           Sole      NONE    1,438,920  0    0
UST INC                      COM             902911106      8,491.73    164,250 SH           Sole      NONE      164,250  0    0
WCI CMNTYS INC               COM             92923c104     16,883.90    561,300 SH           Sole      NONE      561,300  0    0
WELLCARE HEALTH PLANS INC    COM             94946t106      2,990.26     98,170 SH           Sole      NONE       98,170  0    0
WELLCHOICE INC               COM             949475107      2,100.41     39,400 SH           Sole      NONE       39,400  0    0
WILLIAMS CO INC              COM             969457100    104,409.98  5,550,770 SH           Sole      NONE    5,550,770  0    0
WIND RIVER SYS INC           COM             973149107     21,369.87  1,417,100 SH           Sole      NONE    1,417,100  0    0
YAHOO! INC                   COM             984332106     21,306.15    628,500 SH           Sole      NONE      628,500  0    0
YUMI! BRANDS INC             COM             988498101      2,529.88     48,830 SH           Sole      NONE       48,830  0    0



03407.0004 #571213